EXTENSION FUNDING AGREEMENT AND PROMISSORY NOTES - Additional Information (Detail) - USD ($)		12 Months Ended
	Nov. 17, 2018	Dec. 31, 2020	Mar. 31, 2021	Aug. 22, 2019	Feb. 21, 2019	Nov. 20, 2018
Debt Disclosure [Line Items]
Aggregate number of founder shares transferred to investor by sponsor	1,500,000
Aggregate cash consideration of founder shares transferred to investor by sponsor	$ 1.00
Description of business combination extension period	The Sponsor agreed to extend the period of time the Company has to consummate a Business Combination up to two times for an aggregate of up to six months and the Investor agreed to loan the Company the funds necessary to obtain the extensions (the "Extensions").
Promissory note payable		$ 1,809,889	$ 1,965,095
Promissory note - related party		862,148	885,604
Maximum [Member]
Debt Disclosure [Line Items]
Maximum amount of consummation of business combination		200,000	200,000
Loan to pay for part of the extension payments through December 23, 2020
Debt Disclosure [Line Items]
Promissory note - related party		141,299
Loan to pay Non-Business Combination Related Expenses
Debt Disclosure [Line Items]
Unsecured promissory notes, original principal amount		862,148	885,604
Loan repaid		35,000
Promissory note - related party		339,708	23,456
Initial Unsecured Promissory Note [Member]
Debt Disclosure [Line Items]
Promissory note payable		1,380,000	1,380,000		$ 690,000	$ 690,000
Second Unsecured Promissory Note [Member]
Debt Disclosure [Line Items]
Promissory note payable				$ 6,814
Third Unsecured Promissory Note [Member]
Debt Disclosure [Line Items]
Promissory note payable		423,075	578,281
Unsecured promissory notes, original principal amount		317,547	1,965,095
Third Unsecured Promissory Note [Member] | Loan to pay for part of the extension payments through December 23, 2020
Debt Disclosure [Line Items]
Promissory note payable		141,299
Third Unsecured Promissory Note [Member] | Loan to pay for extension related costs
Debt Disclosure [Line Items]
Promissory note payable		32,967
Third Unsecured Promissory Note [Member] | Loan to pay for working capital purposes
Debt Disclosure [Line Items]
Promissory note payable		$ 100,000	$ 155,206